UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE
INCOME TRUST
LEGG MASON PARTNERS VARIABLE
STRATEGIC BOND
PORTFOLIO
FORM N-Q
MARCH 31, 2008

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited)	March 31, 2008

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 47.2%
FHLMC — 8.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
$149,867	5.815% due 2/1/37 (a)(b)	$152,321
903,644	5.900% due 4/1/37 (a)(b)	918,700
411,208	5.944% due 5/1/37 (a)(b)	418,468
354,358	5.948% due 5/1/37 (a)(b)	361,651
787,272	5.570% due 1/1/38 (a)(b)	800,520
3,836,187	Gold, 5.500% due 11/1/35-1/1/38 (b)	3,879,012

	TOTAL FHLMC	6,530,672

FNMA — 33.1%
	Federal National Mortgage Association (FNMA):
4,200,000	5.500% due 4/17/23-4/14/38 (c)	4,285,030
900,000	6.000% due 4/17/23-4/14/38 (c)	922,547
7,814	8.000% due 7/1/30-9/1/30 (b)	8,471
33,575	7.500% due 8/1/30-2/1/31 (b)	36,254
1,886,232	5.000% due 2/1/36 (b)	1,869,947
480,473	5.500% due 11/1/36 (b)	485,689
896,481	6.500% due 6/1/37 (b)	929,382
16,950,000	5.000% due 4/14/38-5/13/38 (c)	16,773,480

	TOTAL FNMA	25,310,800

GNMA — 5.6%
	Government National Mortgage Association (GNMA):
2,500,000	6.000% due 4/21/38 (c)	2,580,078
800,000	5.000% due 5/20/38 (c)	797,875
900,000	5.500% due 5/20/38 (c)	915,757

	TOTAL GNMA	4,293,710

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $35,627,817)	36,135,182

ASSET-BACKED SECURITIES — 7.9%
Credit Card — 0.5%
430,000	Washington Mutual Master Note Trust, 2.848% due 9/15/13 (a)(d)	409,810

Home Equity — 7.3%
190,883	Accredited Mortgage Loan Trust, 2.839% due 9/25/35 (a)(b)	182,661
506,989	ACE Securities Corp., 2.769% due 1/25/36 (a)(b)	202,701
50,785	Amortizing Residential Collateral Trust, 3.799% due 8/25/32 (a)(b)	29,817
16,740	Argent Securities Inc., 2.659% due 5/25/36 (a)(b)	16,689
590,000	Bear Stearns Asset-Backed Securities Trust, 2.949% due 9/25/34 (a)(b)	571,978
98,702	Countrywide Asset-Backed Certificates, 4.385% due 6/25/34 (a)(b)	73,314
	Countrywide Home Equity Loan Trust:
769,342	5.900% due 11/15/28 (a)(b)	614,507
581,336	5.620% due 12/15/33 (a)(d)	319,185
627,485	First Horizon ABS Trust, 2.759% due 10/25/34 (a)(b)	367,744
732,964	GMAC Mortgage Corp. Loan Trust, 3.349% due 2/25/31 (a)(b)(d)	609,742
101,008	Green Tree Financial Corp., 7.070% due 1/15/29 (b)	102,383
246,115	GSAMP Trust, 2.699% due 1/25/36 (a)(b)	172,630
497,004	Indymac Home Equity Loan Asset-Backed Trust, 2.769% due 4/25/36 (a)(b)	306,865
830,291	Lehman XS Trust, 2.809% due 9/25/46 (a)(b)	535,224
129,377	Long Beach Mortgage Loan Trust, 2.739% due 11/25/35 (a)(b)	126,985
431,266	SACO I Trust, 2.769% due 3/25/36 (a)(b)	216,777
3,130	Sail Net Interest Margin Notes, 7.750% due 4/27/33 (d)(e)	3
800,989	Securitized Asset Backed Receivables LLC, 2.829% due 2/25/37 (a)(b)	640,225
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Home Equity — 7.3% (continued)
$810,983	Washington Mutual Asset-Backed Certificates, 2.849% due 5/25/47 (a)(b)	$543,537

	Total Home Equity	5,632,967

Manufactured Housing — 0.1%
44,857	Mid-State Trust, 7.340% due 7/1/35 (b)	48,060

	TOTAL ASSET-BACKED SECURITIES (Cost — $8,455,627)	6,090,837

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.4%
671,722	American Home Mortgage Investment Trust, 5.294% due 6/25/45 (a)(b)	522,943
810,000	Banc of America Commercial Mortgage Inc., 5.372% due 9/10/45 (a)(b)	800,511
465,783	Banc of America Mortgage Securities, 4.806% due 9/25/35 (a)(b)	442,086
142,536	Banc of America Mortgage Securities Inc., 5.176% due 12/25/34 (a)(b)	142,374
874,641	Bear Stearns Structured Products Inc., 3.635% due 9/27/37 (a)(d)	833,096
125,000	Commercial Mortgage Asset Trust, 7.350% due 1/17/32 (a)(b)	135,201
310,818	Commercial Mortgage Pass-Through Certificates, 5.447% due 7/16/34 (b)(d)	311,429
	Countrywide Alternative Loan Trust:
510,042	2.766% due 7/20/35 (a)(b)	395,921
542,192	3.449% due 11/20/35 (a)(b)	429,972
572,522	2.869% due 1/25/36 (a)(b)	446,482
648,975	2.809% due 7/25/46 (a)(b)	424,797
400,431	Countrywide Home Loan, Mortgage Pass-Through Trust, 2.899% due 5/25/35 (a)(b)	313,745
810,000	Credit Suisse Mortgage Capital Certificates, 5.555% due 2/15/39 (a)(b)	808,852
377,933	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.952% due 8/25/35 (a)(b)	345,504
	Downey Savings & Loan Association Mortgage Loan Trust:
414,245	2.769% due 3/19/45 (a)(b)	309,135
523,697	5.246% due 3/19/46 (a)(b)	407,338
523,697	5.246% due 3/19/47 (a)(b)	282,060
5,960,883	First Union National Bank Commercial Mortgage, IO, 0.530% due 5/17/32 (a)(e)	96,304
383,874	GSR Mortgage Loan Trust, 5.658% due 10/25/35 (a)(b)	389,567
	Harborview Mortgage Loan Trust:
377,297	2.959% due 11/19/34 (a)(b)	323,233
457,282	2.909% due 1/19/35 (a)(b)	400,501
816,779	2.769% due 11/19/36 (a)(b)	623,230
295,313	Indymac Index Mortgage Loan Trust, 6.853% due 3/25/35 (a)(b)	239,203
163,171	Merit Securities Corp., 4.178% due 9/28/32 (a)(d)	151,228
	Merrill Lynch/Countrywide Commercial Mortgage Trust:
760,000	5.957% due 7/12/17 (a)(b)	768,356
740,000	5.750% due 6/12/50 (a)(b)	735,296
787,475	Morgan Stanley Mortgage Loan Trust, 5.425% due 3/25/36 (a)(b)	616,187
435,805	Sequoia Mortgage Trust, 5.759% due 6/20/33 (a)(b)	380,588
530,944	Structured Adjustable Rate Mortgage Loan Trust, 2.919% due 10/25/35 (a)(b)	420,648
	Structured Asset Mortgage Investments Inc.:
73,870	7.373% due 8/25/35 (a)(b)	70,176
401,238	2.809% due 5/25/36 (a)(b)	299,652
362,053	Structured Asset Securities Corp., 2.879% due 4/25/35 (a)(b)	343,276
670,222	Thornburg Mortgage Securities Trust, 2.769% due 1/25/36 (a)(b)	658,150
	Washington Mutual Inc.:
700,000	4.425% due 8/25/35 (a)(b)	678,591
642,371	2.869% due 12/25/45 (a)(b)	498,141
346,870	2.889% due 12/25/45 (a)(b)	274,627
	Washington Mutual Mortgage Pass-Through Certificates:
334,685	5.497% due 9/25/36 (a)(b)	318,126
840,261	5.136% due 7/25/47 (a)(b)	504,157
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.4% (continued)
$266,393	Wells Fargo Mortgage Backed Securities Trust, 5.241% due 4/25/36 (a)(b)	$264,011

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $19,138,469)	16,404,694

COLLATERALIZED SENIOR LOAN — 0.3%
IT Services — 0.3%
249,375	First Data Corp., Term Loan, 5.503% due 10/15/14 (a)(b) (Cost — $239,886)	225,004

CONVERTIBLE NOTE — 0.1%
Automobiles — 0.1%
60,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (b) (Cost — $60,000)	51,750

CORPORATE BONDS & NOTES — 38.4%
Aerospace & Defense — 0.3%
50,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13 (b)	49,250
175,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12 (b)	180,031

	Total Aerospace & Defense	229,281

Airlines — 0.4%
2,602	Continental Airlines Inc., Pass-Through Certificates, 6.541% due 9/15/09 (b)	2,602
	Delta Air Lines Inc., Pass-Through Certificates:
200,000	7.570% due 11/18/10 (b)	199,376
97,284	6.821% due 8/10/22 (b)(d)	89,987

	Total Airlines	291,965

Auto Components — 0.0%
30,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10 (b)	24,675

Automobiles — 1.0%
375,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08 (b)	375,155
	Ford Motor Co.:
	Debentures:
10,000	6.625% due 10/1/28 (b)	6,150
25,000	8.900% due 1/15/32 (b)	18,875
345,000	Notes, 7.450% due 7/16/31 (b)	229,425
	General Motors Corp., Senior Debentures:
160,000	8.250% due 7/15/23 (b)	112,800
5,000	8.375% due 7/15/33 (b)	3,550

	Total Automobiles	745,955

Capital Markets — 3.0%
	Bear Stearns Co. Inc.:
100,000	7.250% due 2/1/18 (b)	103,520
140,000	Subordinated Notes, 5.550% due 1/22/17 (b)	125,207
90,000	Credit Suisse Guernsey Ltd., 5.860% due 5/17/17 (a)(b)(f)	76,370
220,000	Goldman Sachs Group Inc., Senior Notes, 4.500% due 6/15/10 (b)	221,782
490,000	Kaupthing Bank HF, 7.625% due 2/28/15 (d)(e)	461,237
80,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 3.850% due 8/19/65 (a)(b)	48,223
625,000	Lehman Brothers Holdings Inc., Medium-Term Notes, 4.500% due 7/26/10 (b)	598,098
	Morgan Stanley:
80,000	Medium-Term Notes, 4.401% due 10/18/16 (a)(b)	72,183
600,000	Subordinated Notes, 4.750% due 4/1/14 (b)	557,679
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Capital Markets — 3.0% (continued)
$20,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (b)(d)	$22,562

	Total Capital Markets	2,286,861

Chemicals — 0.2%
80,000	FMC Finance III SA, 6.875% due 7/15/17 (b)	80,400
10,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (b)	7,775
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (b)	80,813

	Total Chemicals	168,988

Commercial Banks — 3.1%
	Glitnir Banki HF:
190,000	Notes, 6.330% due 7/28/11 (d)	163,275
170,000	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(d)	137,115
	ICICI Bank Ltd., Subordinated Bonds:
120,000	6.375% due 4/30/22 (a)(b)(d)	104,549
118,000	6.375% due 4/30/22 (a)(b)(d)	101,646
340,000	Landsbanki Islands HF, 6.100% due 8/25/11 (b)(d)	297,261
150,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(d)(f)	131,174
120,000	Royal Bank of Scotland Group PLC, Bonds, 6.990% due 10/5/17 (a)(d)(f)	102,035
160,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(d)	158,886
170,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(d)(f)	112,834
80,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (a)(b)	63,530
	TuranAlem Finance BV, Bonds:
270,000	8.250% due 1/22/37 (d)	212,436
210,000	8.250% due 1/22/37 (b)(d)	166,278
510,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (b)	504,414
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36 (b)	90,391

	Total Commercial Banks	2,345,824

Commercial Services & Supplies — 0.5%
50,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	43,250
50,000	Interface Inc., Senior Notes, 10.375% due 2/1/10 (b)	52,500
250,000	Waste Management Inc., Senior Note, 6.375% due 11/15/12 (b)	259,876

	Total Commercial Services & Supplies	355,626

Consumer Finance — 4.4%
120,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)(b)	113,004
	Ford Motor Credit Co.:
	Notes:
650,000	7.375% due 10/28/09 (b)	592,446
410,000	7.875% due 6/15/10 (b)	357,665
	Senior Notes:
600,000	5.800% due 1/12/09 (b)	571,715
183,000	8.050% due 6/15/11 (a)(b)	145,362
	General Motors Acceptance Corp.:
20,000	Bonds, 8.000% due 11/1/31 (b)	14,364
	Notes:
60,000	5.125% due 5/9/08 (b)	59,649
250,000	5.625% due 5/15/09 (b)	227,884
10,000	7.250% due 3/2/11 (b)	7,879
375,000	6.875% due 9/15/11 (b)	287,216
460,000	6.625% due 5/15/12 (b)	348,273
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Consumer Finance — 4.4% (continued)
$175,000	6.750% due 12/1/14 (b)	$123,999
70,000	Senior Notes, 5.850% due 1/14/09 (b)	65,286
	SLM Corp., Medium-Term Notes:
160,000	5.000% due 10/1/13 (b)	120,568
335,000	5.375% due 5/15/14 (b)	251,712
40,000	5.050% due 11/14/14 (b)	29,129
50,000	5.625% due 8/1/33 (b)	34,185

	Total Consumer Finance	3,350,336

Containers & Packaging — 0.2%
	Graham Packaging Co. Inc.:
30,000	8.500% due 10/15/12 (b)	27,150
10,000	Senior Subordinated Notes, 9.875% due 10/15/14 (b)	8,450
75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (b)	72,375
25,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (g)(h)	313
50,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12 (b)	45,500

	Total Containers & Packaging	153,788

Diversified Consumer Services — 0.1%
	Service Corp. International, Senior Notes:
20,000	7.625% due 10/1/18 (b)	20,200
35,000	7.500% due 4/1/27 (b)	29,925

	Total Diversified Consumer Services	50,125

Diversified Financial Services — 3.9%
200,000	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(d)	165,077
160,000	Aiful Corp., Notes, 5.000% due 8/10/10 (d)	150,974
	Bank of America Corp.:
120,000	Notes, 8.000% due 1/30/18 (a)(b)(f)	120,348
400,000	Subordinated Notes, 5.420% due 3/15/17 (b)	397,455
330,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (d)	339,055
110,000	European Investment Bank, 4.625% due 3/21/12 (b)	117,048
300,000	General Electric Capital Corp., Subordinated Debentures, 6.375% due 11/15/67 (a)(b)	294,075
	JPMorgan Chase & Co.:
130,000	5.150% due 10/1/15 (b)	127,893
	Subordinated Notes:
340,000	6.625% due 3/15/12 (b)	361,786
260,000	5.125% due 9/15/14 (b)	257,242
	Residential Capital LLC, Senior Notes:
20,000	7.098% due 4/17/09 (a)(b)	11,500
50,000	6.178% due 5/22/09 (a)(b)	28,750
435,000	8.000% due 2/22/11 (b)	215,325
	TNK-BP Finance SA:
200,000	7.500% due 7/18/16 (b)(d)	186,250
100,000	Senior Notes, 7.875% due 3/13/18 (b)(d)	92,875
	Vanguard Health Holdings Co.:
50,000	I LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15 (b)	38,500
75,000	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14 (b)	72,562

	Total Diversified Financial Services	2,976,715

Diversified Telecommunication Services — 2.6%
200,000	AT&T Inc., 5.500% due 2/1/18 (b)	196,195
	Citizens Communications Co.:
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Diversified Telecommunication Services — 2.6% (continued)
$20,000	Senior Bonds, 7.125% due 3/15/19 (b)	$17,600
30,000	Senior Notes, 7.875% due 1/15/27 (b)	25,875
260,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (b)	257,461
	Intelsat Corp.:
15,000	9.000% due 6/15/16 (b)	15,188
16,000	Senior Notes, 9.000% due 8/15/14 (b)	16,200
200,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (b)	214,872
40,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14 (b)	32,900
120,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14 (b)	113,400
425,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15 (b)	386,697
585,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13 (b)	610,290
60,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12 (b)	63,157
45,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (b)	44,437

	Total Diversified Telecommunication Services	1,994,272

Electric Utilities — 1.4%
	Duke Energy Corp., Senior Notes:
300,000	4.200% due 10/1/08 (b)	301,091
14,000	5.625% due 11/30/12 (b)	14,900
195,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (b)	172,033
	FirstEnergy Corp., Notes:
150,000	6.450% due 11/15/11 (b)	157,140
285,000	7.375% due 11/15/31 (b)	310,925
130,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (b)	127,854

	Total Electric Utilities	1,083,943

Energy Equipment & Services — 0.1%
55,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (b)	53,075

Food & Staples Retailing — 0.2%
179,481	CVS Caremark Corp., 6.943% due 1/10/30 (b)(d)	190,321

Food Products — 0.1%
	Dole Food Co. Inc., Senior Notes:
100,000	7.250% due 6/15/10 (b)	77,500
27,000	8.875% due 3/15/11 (b)	22,005

	Total Food Products	99,505

Health Care Providers & Services — 0.6%
60,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (b)	60,525
65,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13 (b)	63,375
	HCA Inc.:
	Senior Notes:
151,000	5.750% due 3/15/14 (b)	125,330
14,000	6.500% due 2/15/16 (b)	11,865
	Senior Secured Notes:
110,000	9.250% due 11/15/16 (b)	114,400
33,000	9.625% due 11/15/16 (b)(i)	34,320
	Tenet Healthcare Corp., Senior Notes:
75,000	7.375% due 2/1/13 (b)	67,313
15,000	6.875% due 11/15/31 (b)	10,575
10,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17 (b)	9,804

	Total Health Care Providers & Services	497,507

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Hotels, Restaurants & Leisure — 0.5%
$25,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11 (b)	$21,125
30,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (b)	26,850
55,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12 (b)	10,313
	MGM Mirage Inc.:
80,000	Notes, 6.750% due 9/1/12 (b)	74,600
70,000	Senior Notes, 7.625% due 1/15/17 (b)	64,050
	Station Casinos Inc.:
15,000	Senior Notes, 7.750% due 8/15/16 (b)	12,150
75,000	Senior Subordinated Notes, 6.500% due 2/1/14 (b)	45,375
125,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (d)	121,875

	Total Hotels, Restaurants & Leisure	376,338

Independent Power Producers & Energy Traders — 2.5%
	AES Corp.:
280,000	8.000% due 10/15/17 (b)	284,900
	Senior Notes:
93,000	9.375% due 9/15/10 (b)	98,812
17,000	7.750% due 3/1/14 (b)	17,191
50,000	7.750% due 10/15/15 (b)	50,625
	Dynegy Holdings Inc.:
25,000	Senior Debentures, 7.125% due 5/15/18 (b)	22,625
60,000	Senior Notes, 7.750% due 6/1/19 (b)	56,400
	Edison Mission Energy, Senior Notes:
110,000	7.200% due 5/15/19 (b)	109,175
20,000	7.625% due 5/15/27 (b)	18,900
	Energy Future Holdings, Senior Notes:
10,000	10.875% due 11/1/17 (b)(d)	10,150
780,000	11.250% due 11/1/17 (b)(d)(i)	776,100
	NRG Energy Inc., Senior Notes:
25,000	7.250% due 2/1/14 (b)	24,750
150,000	7.375% due 2/1/16 (b)	147,375
	TXU Corp., Senior Notes:
80,000	5.550% due 11/15/14 (b)	62,867
75,000	6.500% due 11/15/24 (b)	53,631
290,000	6.550% due 11/15/34 (b)	206,184

	Total Independent Power Producers & Energy Traders	1,939,685

Industrial Conglomerates — 0.7%
	Tyco International Group SA, Notes:
350,000	6.125% due 11/1/08 (b)	352,667
160,000	6.000% due 11/15/13 (b)	160,856

	Total Industrial Conglomerates	513,523

Insurance — 0.6%
	American International Group Inc.:
140,000	Junior Subordinated Debentures, 6.250% due 3/15/37 (b)	113,748
30,000	Medium-Term Notes, 5.850% due 1/16/18 (b)	29,494
270,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36 (b)	215,166
130,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)(b)	114,852

	Total Insurance	473,260

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

IT Services — 0.4%
$250,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (b)	$255,070
50,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (b)	50,750

	Total IT Services	305,820

Machinery — 0.0%
20,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14 (b)	19,900

Media — 3.3%
170,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (b)	119,000
190,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11 (b)	167,783
325,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (b)	361,389
100,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17 (b)	114,569
	Comcast Corp., Notes:
140,000	6.500% due 1/15/15 (b)	143,564
10,000	6.500% due 1/15/17 (b)	10,230
10,000	5.875% due 2/15/18 (b)	9,758
	CSC Holdings Inc.:
50,000	Senior Debentures, 8.125% due 8/15/09 (b)	50,625
50,000	Senior Notes, 6.750% due 4/15/12 (b)	48,500
48,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13 (b)	41,880
81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13 (b)	82,519
75,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14 (b)	68,438
70,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (b)	45,675
500,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (b)	504,236
	News America Inc., Notes:
400,000	5.300% due 12/15/14 (b)	400,604
10,000	6.650% due 11/15/37 (d)	10,118
290,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (b)	304,152
30,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (d)	25,950

	Total Media	2,508,990

Metals & Mining — 0.6%
80,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (b)	85,100
	Steel Dynamics Inc.:
45,000	6.750% due 4/1/15 (b)	44,325
10,000	7.375% due 11/1/12 (d)	10,150
300,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (b)	294,215

	Total Metals & Mining	433,790

Multi-Utilities — 0.4%
270,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (b)	283,020

Multiline Retail — 0.0%
25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (b)	25,125

Office Electronics — 0.1%
50,000	Xerox Corp., Senior Notes, 6.400% due 3/15/16 (b)	51,807

Oil, Gas & Consumable Fuels — 5.5%
290,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31 (b)	327,224
90,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36 (b)	91,952
	Chesapeake Energy Corp., Senior Notes:
100,000	6.625% due 1/15/16	98,500
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 5.5% (continued)
$75,000	6.500% due 8/15/17 (b)	$72,750
	Compagnie Generale de Geophysique SA, Senior Notes:
15,000	7.500% due 5/15/15 (b)	15,300
55,000	7.750% due 5/15/17 (b)	56,100
355,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (b)	405,408
	El Paso Corp., Medium-Term Notes:
225,000	7.375% due 12/15/12 (b)	228,366
30,000	7.750% due 1/15/32 (b)	30,961
100,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (b)	97,750
175,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (b)(d)	199,938
230,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (d)	213,325
	Hess Corp.:
20,000	7.875% due 10/1/29 (b)	23,801
210,000	Notes, 7.300% due 8/15/31 (b)	237,303
240,000	Intergas Finance BV, 6.375% due 5/14/17 (b)(d)	210,000
	Kerr-McGee Corp.:
160,000	6.950% due 7/1/24 (b)	170,039
410,000	Notes, 7.875% due 9/15/31 (b)	481,506
	Kinder Morgan Energy Partners LP:
150,000	6.750% due 3/15/11 (b)	157,247
	Senior Notes:
30,000	6.300% due 2/1/09 (b)	30,593
20,000	6.000% due 2/1/17 (b)	19,937
	OPTI Canada Inc., Senior Secured Notes:
40,000	7.875% due 12/15/14 (b)	39,300
45,000	8.250% due 12/15/14 (b)	44,775
20,000	Peabody Energy Corp., 6.875% due 3/15/13 (b)	20,400
	Pemex Project Funding Master Trust:
40,000	6.625% due 6/15/35 (b)(d)	41,595
25,000	Senior Bonds, 6.625% due 6/15/35 (b)	25,903
190,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16 (b)	190,418
50,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16 (b)	48,500
10,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (d)	9,200
20,000	Tennessee Gas Pipeline Co., 7.625% due 4/1/37 (b)	21,046
75,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14 (b)	74,625
	Williams Cos. Inc.:
130,000	Debentures, 7.500% due 1/15/31 (b)	136,175
	Notes:
55,000	7.875% due 9/1/21 (b)	59,881
174,000	8.750% due 3/15/32 (b)	201,840
	Senior Notes:
75,000	7.625% due 7/15/19 (b)	80,438
40,000	7.750% due 6/15/31 (b)	42,700
40,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12 (b)	44,342

	Total Oil, Gas & Consumable Fuels	4,249,138

Paper & Forest Products — 0.3%
190,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (b)	199,943
Pharmaceuticals — 0.2%
150,000	Wyeth, 5.950% due 4/1/37 (b)	147,057
Real Estate Management & Development — 0.1%
150,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (b)	67,500
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Road & Rail — 0.0%
	Hertz Corp.:
$25,000	Senior Notes, 8.875% due 1/1/14 (b)	$23,812
10,000	Senior Subordinated Notes, 10.500% due 1/1/16 (b)	9,413

	Total Road & Rail	33,225

Thrifts & Mortgage Finance — 0.2%
	Countrywide Financial Corp., Medium-Term Notes:
20,000	3.345% due 5/5/08 (a)(b)	19,871
80,000	2.874% due 6/18/08 (a)(b)	78,649
70,000	4.786% due 1/5/09 (a)(b)	65,530

	Total Thrifts & Mortgage Finance	164,050

Wireless Telecommunication Services — 0.9%
80,000	America Movil SAB de CV, 5.625% due 11/15/17 (b)	79,489
25,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12 (b)	25,688
	Nextel Communications Inc., Senior Notes:
160,000	6.875% due 10/31/13 (b)	126,494
205,000	7.375% due 8/1/15 (b)	157,958
325,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12 (b)	300,869

	Total Wireless Telecommunication Services	690,498

	TOTAL CORPORATE BONDS & NOTES (Cost — $31,320,310)	29,381,431

SOVEREIGN BONDS — 2.3%
Italy — 0.5%
325,000	Region of Lombardy, 5.804% due 10/25/32 (b)	363,789

Mexico — 0.7%
	United Mexican States:
66,000	10.375% due 2/17/09 (b)	70,323
	Medium-Term Notes, Series A:
145,000	5.875% due 1/15/14 (b)	155,875
270,000	5.625% due 1/15/17 (b)	284,175
56,000	6.750% due 9/27/34 (b)	62,513

	Total Mexico	572,886

Russia — 0.3%
	Russian Federation:
2,222	8.250% due 3/31/10 (b)(d)	2,356
175,000	11.000% due 7/24/18 (b)(d)	254,734
9,850	7.500% due 3/31/30 (b)(d)	11,355

	Total Russia	268,445

Supranational — 0.8%
540,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12 (b)	581,210

	TOTAL SOVEREIGN BONDS (Cost — $1,646,880)	1,786,330

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.6%
U.S. Government Agencies — 1.5%
400,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17 (b)(d)	426,904
260,000	Federal Home Loan Bank (FHLB), Global Bonds, 5.500% due 7/15/36 (b)	285,203
100,000	Federal Home Loan Mortgage Corp. (FHLMC), 5.600% due 9/26/13 (b)	101,474
270,000	Tennessee Valley Authority, 5.980% due 4/1/36 (b)	304,861

	Total U.S. Government Agencies	1,118,442

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

U.S. Government Obligations — 1.1%
	U.S. Treasury Bonds:
$10,000	6.125% due 11/15/27 (b)	$12,417
100,000	6.125% due 8/15/29 (b)(j)	125,242
135,000	5.375% due 2/15/31 (b)(j)	156,178
120,000	4.750% due 2/15/37 (b)	129,103
450,000	4.375% due 2/15/38 (b)	455,485

	Total U.S. Government Obligations	878,425

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,861,016)	1,996,867

Shares

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
176,627	Home Interiors & Gifts Inc. (e)(g)*	0

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
1,014	Axiohm Transaction Solutions Inc. (e)(g)*	0

	TOTAL COMMON STOCKS (Cost — $65,741)	0

PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
Thrifts & Mortgage Finance — 0.6%
10,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (b)	244,000
400	Federal National Mortgage Association (FNMA), 7.000% (a)(b)	18,125
7,475	Federal National Mortgage Association (FNMA), 8.250% (b)	179,774

	TOTAL PREFERRED STOCKS (Cost — $458,155)	441,899

Warrants

WARRANT — 0.1%
1,250	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20(a)(b) * (Cost — $0)	45,938

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $98,873,901)	92,559,932

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 11.9%
U.S. Government Agency — 0.4%
$272,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.825% due 12/15/08 (b)(j)(k) (Cost — $268,491)	268,189

Repurchase Agreement — 11.5%
8,803,000	Morgan Stanley tri-party repurchase agreement dated 3/31/08, 2.250% due 4/1/08; Proceeds at maturity — $8,803,550; (Fully collateralized by U.S. government agency obligation, 6.000% due 4/18/36; Market value — $9,210,224) (Cost — $8,803,000) (b)	8,803,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $9,071,491)	9,071,189

	TOTAL INVESTMENTS — 132.8% (Cost — $107,945,392#)	101,631,121
	Liabilities in Excess of Other Assets — (32.8)%	(25,100,714)

	TOTAL NET ASSETS — 100.0%	$76,530,407

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(b)	All or a portion of this security is segregated for open futures contracts, written options, swap contracts, and to-be-announced (“TBA”) securities.

(c)	This security is traded on a TBA basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Illiquid security.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(h)	Security is currently in default.

(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
IO — Interest Only
Schedule of Options Written

		Expiration	Strike
Contracts	Security	Date	Price	Value

11	Eurodollar Futures, Call	9/15/08	$98	$18,975
21	U.S. Treasury Notes 10 Year Futures, Call	5/23/08	121	17,719
14	U.S. Treasury Notes 10 Year Futures, Put	5/23/08	113	1,750

	Total Options Written (Premiums received — $36,870)			$38,444

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Strategic Bond Portfolio (the “Fund”), is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pensions or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessary, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Stripped Securities. The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the

Notes to Schedule of Investments (unaudited) (continued)
underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Swap Contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.
Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
(g) Credit Default Swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(i) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of

Notes to Schedule of Investments (unaudited) (continued)
investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.
(j) Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.
The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(k) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	3/31/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$101,631,121	$441,899	$101,188,909	$313
Other Financial Instruments*	(1,555)	19,170	(20,725)	—

Total	$101,629,566	$461,069	$101,168,184	$313

*	Other financial instruments include written options, futures, swaps and forward contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments

Balance as of December 31, 2007		—
Accrued Premiums/Discounts	—	—
Realized Gain (Loss)	$519	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	(519)	—
Transfers in and/or out of Level 3	313	—

Balance as of March 31, 2008	$313	—

Notes to Schedule of Investments (unaudited) (continued)
3. Investments
At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,205,838
Gross unrealized depreciation	(7,520,109)

Net unrealized depreciation	$(6,314,271)

At March 31, 2008, the Fund had the following open futures contracts:

					Unrealized
	Number of	Expiration	Basis	Market	Gain
	Contracts	Date	Value	Value	(Loss)

Contracts to Buy:

Euribor	23	6/08	$8,706,272	$8,678,828	$(27,444)

Euribor	10	9/08	3,813,783	3,788,418	(25,365)

Euribor	9	12/08	3,419,070	3,414,198	(4,872)

Eurodollar	15	6/08	3,565,288	3,664,875	99,587

Eurodollar	24	9/08	5,823,483	5,874,300	50,817

Eurodollar	7	12/08	1,694,722	1,712,200	17,478

Eurodollar	19	3/09	4,626,145	4,646,213	20,068

Eurodollar	4	6/09	961,070	976,300	15,230

Eurodollar	4	9/09	959,720	974,250	14,530

Germany 5 Year Bonds	6	6/08	1,058,892	1,046,715	(12,177)

Libor	11	9/08	2,602,039	2,590,074	(11,965)

Libor	21	12/08	4,969,827	4,959,803	(10,024)

U.S. Treasury Bonds	54	6/08	6,331,832	6,415,031	83,199

U.S. Treasury 2 Year Notes	22	6/08	4,697,110	4,722,437	25,327

U.S. Treasury 5 Year Notes	1	6/08	113,067	114,234	1,167

					$235,556

Contracts to Sell:
U.S. Treasury 10 Year Notes	64	6/08	$7,398,188	$7,613,000	$(214,812)

Net Unrealized Gain on Open Futures Contracts					$20,744

Notes to Schedule of Investments (unaudited) (continued)
During the period ended March 31, 2008, written option transactions for the Fund were as follows:

	Number of
	Contracts	Premiums

Options written, outstanding December 31, 2007	84	$62,799
Options written	1,200,082	50,164
Options closed	(96)	(62,083)
Options expired	(1,200,024)	(14,010)

Options written, outstanding March 31, 2008	46	$36,870

At March 31, 2008, the Fund held TBA securities with a total cost of $25,966,046.
At March 31, 2008, the Fund held the following interest rate swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	3/18/08
Notional Amount:	$3,500,000
Payments Made by Fund:	Fixed Rate, 3.800%
Payments Received by Fund:	Floating Rate, 3 Month Libor
Termination Date:	5/15/16
Unrealized Appreciation	$11,334
At March 31, 2008, the Fund held the following credit default swap contracts:

Swap Counterparty:	Lehman Brothers Inc.
Effective Date:	1/22/08
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$1,200,000
Payments received by the Fund	0.60% quarterly
Payments made by the Fund	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Depreciation	$(15,979)

Swap Counterparty:	Credit Suisse First Boston Inc.
Effective Date:	1/9/08
Reference Entity:	AMBAC Assurance Corp.
Notional Amount:	$400,000
Payments received by the Fund	0.18% monthly
Payments made by the Fund	Payment only if credit event occurs
Termination Date:	7/25/45
Unrealized Depreciation	$(16,080)
At March 31, 2008, the Fund had total unrealized depreciation of $20,725 from swap contracts.
4. Recent Accounting Pronouncements
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 21, 2008

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	May 21, 2008